Climate change and energy transition (Tables)	12 Months Ended
Dec. 31, 2024
Climate change and energy transition [Abstract]
Schedule of number of EU ETS quotas utilised and related monetary amounts recognised

	Number of EU ETS quotas in thousands		(in USD million)
	2024	2023	2024	2023
Opening balance at 1 January	8,576	10,782	93	20
Allocated free quotas	5,940	356
Purchased quotas on the ETS market	5,641	7,822	392	708
Sold quotas on the ETS market	—	—
Returned excess free quotas	(203)	(544)
Settled quotas (offset against emissions)	(9,807)	(9,840)	(467)	(635)
Closing balance at 31 December	10,147	8,576	19	93

All numbers in the table are presented gross (100%) for Equinor operated licenses and include both EU ETS and UK ETS quotas, as received or settled during the calendar year.
The table below shows,
on a 100% operated basis, an analysis of number of
quotas utilised and the related monetary amounts
recognised in financial statements by Equinor’s
operated licences and land- based facilities subject
to the requirements under EU ETS.
Schedule of investments included as additions to PP&E, intangibles and equity accounted investments

(in USD million)	2024	2023

Offshore, REN	1,983	880
Onshore, REN	170	1,127
Total Additions to PP&E, intangibles and equity accounted investments - REN	2,153	2,007

Low carbon solutions (within MMP)	76	179
Total Additions to PP&E, intangibles and equity accounted investments - REN and LCS	2,229	2,186
Equinor’s investments in renewables are included as
Additions to PP&E, intangibles and equity accounted
investments in the REN-segment in note 5 Segments.
See table below for details.
Schedule of price sensitivity	The table below presents some relevant prices and
variables from two scenarios in IEA’s WEO 2024
compared to management’s price assumptions, and
an estimated potential impairment effect given these
scenarios. The IEA prices are adjusted for inflation
and presented in 2024 real terms. Refer to section 3.2
E1 Climate change in the Annual Report 2024 for
more details about the scenarios.

	Management's price assumptions1)		Net Zero Emissions (NZE) by 2050 Scenario4)		Announced Pledges Scenario (APS)5)
Brent blend, 2030	80	USD/bbl	42	USD/bbl	73	USD/bbl
Brent blend, 2040	75	USD/bbl	30	USD/bbl	64	USD/bbl
Brent blend, 2050	70	USD/bbl	25	USD/bbl	59	USD/bbl
TTF, 2030	8.3	USD/MMBtu	4.5	USD/MMBtu	6.2	USD/MMBtu
TTF, 2040	9.5	USD/MMBtu	4.2	USD/MMBtu	5.4	USD/MMBtu
TTF, 2050	9.5	USD/MMBtu	4.1	USD/MMBtu	5.4	USD/MMBtu
EU ETS2), 3), 2030	116	USD/tCO2	144	USD/tCO2	139	USD/tCO2
EU ETS2), 3), 2040	156	USD/tCO2	211	USD/tCO2	180	USD/tCO2
EU ETS2), 3), 2050	190	USD/tCO2	258	USD/tCO2	206	USD/tCO2
Illustrative potential impairment (USD)			~4	billion	<0.5	billion

1)	Management’s future commodity price assumptions applied when estimating value in use, see note 14 Impairments.
2)	Scenarios: Price of CO₂ quotas in advanced economies with net zero pledges, not including any other CO₂ taxes.
3)	EU ETS price assumptions have been translated from EUR to USD using Equinor’s assumptions for currency rates, EUR/ USD = 1.15
4)	A scenario where the world moves on a potential path towards limiting global warming to 1.5 °C relative to pre- industrial levels.
5)	A scenario where all national energy and climate targets made by governments are met on time and in full. Using this scenario, the world is expected to reach a 1.7ºC increase in the year 2100.